10. BORROWED FUNDS FROM CERAVEST INVESTORS	6 Months Ended
Jun. 30, 2016
Borrowed Funds From Ceravest Investors
NOTE 10. BORROWED FUNDS FROM CERAVEST INVESTORS

A summary of the Company’s borrowed funds from CeraVest loan investors is as follows:

	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2016	2015	Maturities	2016	2015
				(unaudited)
Borrowed funds from CeraVest loan investors-CeraVest Fixed (inclusive of interest payable $2,001 and $1,965 as of June 30, 2016 and December 31, 2015, respectively)	8.32%	8.33%	July 2016 to December 2016	$102,981	$97,392

-CeraVest Flex (inclusive of interest payable $2,006 and $511 as of June 30, 2016 and December 31, 2015, respectively)	8.03%	8.03%	—	243,392	105,333
Total				$346,373	$202,725

Borrowed funds from CeraVest loan investors represents 1) the funds provided by investors through the CeraVest platform for the purpose of funding CeraVest loans with a six-month term and are secured by the counterpart loans, net; and 2) the funds provided by investors through CeraVest Flex were for the investment in the monetary collection rights generated by the Company due from the CeraPay users.